Employee costs (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Employee costs
Wages and salaries	€ 1,196	€ 1,076	€ 927
Social security costs	186	151	133
Defined benefit plan pension costs (Note 19)	41	42	45
Defined benefit past service credit (Note 19)	(9)	(39)
Defined contribution plan pension costs (Note 19)	31	31	14
Total employee cost	€ 1,445	€ 1,261	€ 1,119
Production | employee	20,793	20,823	17,068
Administration | employee	2,698	2,711	1,789
Total number of employee | employee	23,491	23,534	18,857